STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated December 7, 2006 to Statement of Additional Information dated July 31, 2006

Effective November 1, 2006, except for the Large Cap Value Fund which is effective December 15, 2006 and the Mid Cap Growth Fund which is effective November 6, 2006, the information on pages 71 and 72 with respect to the Emerging Markets Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Short-Intermediate U.S. Government Fund, U.S. Government Fund and Money Market Fund is replaced with the following:

PORTFOLIO MANAGERS

Fund                                                   Portfolio Manager(s)
----                                                   --------------------
Emerging Markets Equity Fund                           James B. Francis and Shaun Murphy
Large Cap Value Fund                                   Robin R. Kollannur, Betsy Turner and
                                                       Stephen G. Atkins
Mid Cap Growth Fund                                    David P. Kalis and Christopher D. Guinther
Short-Intermediate U.S. Government Fund                Timothy S. Musial and Daniel J. Personette
U.S. Government Fund                                   Timothy S. Musial and Daniel J. Personette
Money Market Fund                                      Peter Yi

The information with respect to Brian E. Andersen, Ali Bleecker and Stephen K. Kent, Jr. in the section "Accounts Managed by the Portfolio Managers" beginning on page 72 is removed and replaced with the following:

ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The table below discloses accounts within each type of category listed below for which DAVID P. KALIS is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets        Based on        Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)      Performance        on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   1             $199                0                   $0
Northern Institutional Funds:*                     1              $7                 0                   $0
Other Registered Investment Companies:**           0              $0                 0                   $0
Other Pooled Investment Vehicles:**                0              $0                 0                   $0
Other Accounts:**                                  0              $0                 0                   $0

 * Information is as of November 28, 2006.
** Information is as of September 30, 2006.

     The table below discloses accounts within each type of category listed below for which SHAUN MURPHY is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.


                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets        Based on        Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)      Performance        on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   3            $1,611               0                   $0
Northern Institutional Funds:*                     1             $126                0                   $0
Other Registered Investment Companies:**           2             $566                0                   $0
Other Pooled Investment Vehicles:**               21            $34,280              0                   $0
Other Accounts:**                                 10            $5,431               0                   $0

 * Information is as of November 28, 2006.
** Information is as of September 30, 2006.

     The table below discloses accounts within each type of category listed below for which DANIEL J. PERSONETTE is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.


                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets        Based on        Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)      Performance        on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   2             $276                0                   $0
Northern Institutional Funds:*                     2             $119                0                   $0
Other Registered Investment Companies:**           0              $0                 0                   $0
Other Pooled Investment Vehicles:**                6            $1,423               0                   $0
Other Accounts:**                                  7            $1,388               0                   $0

 * Information is as of November 28, 2006.
** Information is as of September 30, 2006.

     The table below discloses accounts within each type of category listed below for which PETER YI is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that
                                               Number of                        Advisory Fee     Total Assets that
                                               Accounts      Total Assets        Based on        Advisory Fee Based
              Type of Accounts                  Managed      (in Millions)      Performance        on Performance
              ----------------                 --------      ------------       -------------    ------------------
Northern Funds:*                                   1            $11,013              0                   $0
Northern Institutional Funds:*                     2            $4,208               0                   $0
Other Registered Investment Companies:**           0              $0                 0                   $0
Other Pooled Investment Vehicles:**                0              $0                 0                   $0
Other Accounts:**                                  1            $1,100               0                   $0

 * Information is as of November 28, 2006.
** Information is as of September 30, 2006.


The information on pages 83 and 84 with respect to Brian E. Andersen, Ali Bleecker, and Stephen K. Kent, Jr. is deleted and replaced with the following:

DISCLOSURE OF SECURITIES OWNERSHIP:

David P. Kalis***                          Mid Cap Growth Fund                  $0
Shaun Murphy****                      Emerging Markets Equity Fund              $0
Daniel J. Personette****         Short-Intermediate U.S. Government Fund        $0
Daniel J. Personette****                  U.S. Government Fund                  $0
Peter Yi****                                Money Market Fund                   $0

*** Information is as of November 6, 2006, the date that David P. Kalis became a manager for the Mid Cap Growth Fund.
**** Information is as of November 1, 2006, the date that Shaun Murphy, Daniel
J. Personette and Peter Yi became managers for these Funds.

The second paragraph under "General Information" on page 99 is replaced with the following:


The performance of each Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Inc. or to the S&P 500 Index, the S&P MidCap 400(R) Index, the Russell 2000 or 1000(R) Index, the Consumer Price Index or the Dow Jones Industrial Average. In addition, performance of the U.S. Government Fund may be compared to the Lehman Brothers Intermediate U.S. Government Bond Index. Performance of the Short-Intermediate U.S. Government Fund may be compared to the Lehman Brothers 1-5 Year U.S. Government Index. Performance of the Intermediate Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund Intermediate Municipal Bond Index. Performance of the California Intermediate Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund California Intermediate Tax-Exempt Index. Performance of the Florida Intermediate Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund Florida Intermediate Tax-Exempt Municipal Index. Performance of the Fixed Income Fund may be compared to the Lehman Brothers Aggregate Bond Index. Performance of the Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund Municipal Bond Index. Performance of the Arizona Tax-Exempt Fund may be compared to the Lehman Brothers Arizona Municipal Bond Index. Performance of the California Tax-

Exempt Fund may be compared to the Lehman Brothers Mutual Fund California Municipal Index. Performance of the Global Fixed Income Fund may be compared to the J.P. Morgan Government Bond Index Global. Performance of the High Yield Municipal Fund may be compared to the Lehman Brothers Municipal Bond 65-35 Investment Grade/High Yield Index. Performance of the High Yield Fixed Income Fund may be compared to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. Performance of the Emerging Markets Equity Fund may be compared to the MSCI Emerging Markets IndexSM. Performance of the Enhanced Large Cap Fund may be compared to the S&P 500 Index. Performance of the Income Equity Fund may be compared to the Merrill Lynch All U.S. Convertibles Index. Performance of the International Growth Equity Fund may be compared to the MSCI EAFE Index. Performance of the Technology Fund may be compared to the NYSE ARCA Tech 100 Index and any other comparable technology index. Performance of the Large Cap Value Fund may be compared to the S&P/Citigroup Value Index. Performance of the Mid Cap Growth Fund may be compared to the Russell Midcap Growth Index. Performance of the Select Equity Fund may be compared to the Russell 1000 Growth Index. Performance of the Small Cap Growth Fund may be compared to the Russell 2000 Growth Index. Performance of the Small Cap Value Fund may be compared to the Russell 2000 Value Index. Performance of the Growth Equity Fund may be compared to the S&P 500 Index. Performance data as reported in national financial publications such as Money, Forbes, Barron's, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a Fund. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.